Income Taxes Expense (Tables)	9 Months Ended
Sep. 30, 2020
Income Taxes Expense
Summary of current and deferred portion of income tax expenses

	For the nine months ended September 30,
	2019	2020

Current tax expenses	1,714	3,200
Deferred tax benefits	—	—
Total	1,714	3,200